Significant events after the Statement of Financial Position date	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2016
Events After Reporting Period [Abstract]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days
Significant events after the Statement of Financial Position date	Significant events after the Statement of Financial Position dateN